Unaudited Condensed Consolidated Statement of Changes in Equity - GBP (£) £ in Millions	Total	Equity attributable to parent company shareholders	Share capital	Share premium	Other reserves	Total retained earnings	Own shares	Other retained earnings	Non-controlling interests
Beginning balance at Jun. 30, 2021	£ 8,431	£ 6,897	£ 741	£ 1,351	£ 1,621	£ 3,184	£ (1,877)	£ 5,061	£ 1,534
Profit for the period	2,088	1,965				1,965		1,965	123
Other comprehensive (loss)/income	430	384			(74)	458		458	46
Total comprehensive (loss)/income for the period	2,518	2,349			(74)	2,423		2,423	169
Employee share schemes	66	66				66	30	36
Share-based incentive plans	30	30				30		30
Share-based incentive plans in respect of associates	2	2				2		2
Share-based payments and purchase of own shares in respect of subsidiaries	(13)	(8)				(8)		(8)	(5)
Associates' transactions with non-controlling interests	1	1				1		1
Unclaimed dividend	4	3				3		3	1
Change in fair value of put option	(11)	(11)				(11)		(11)
Share buyback programme	(631)	(631)	(4)		4	(631)		(631)
Dividend declared for the period	(1,066)	(1,040)				(1,040)		(1,040)	(26)
Ending balance at Dec. 31, 2021	9,331	7,658	737	1,351	1,551	4,019	(1,847)	5,866	1,673
Beginning balance at Jun. 30, 2022	9,514	7,798	723	1,351	2,174	3,550	(1,838)	5,388	1,716
Profit for the period	2,407	2,295				2,295		2,295	112
Other comprehensive (loss)/income	(323)	(284)			15	(299)		(299)	(39)
Total comprehensive (loss)/income for the period	2,084	2,011			15	1,996		1,996	73
Employee share schemes	32	32				32	17	15
Share-based incentive plans	27	27				27		27
Share-based incentive plans in respect of associates	3	3				3		3
Share-based payments and purchase of own shares in respect of subsidiaries	2	1				1		1	1
Associates' transactions with non-controlling interests	(12)	(12)				(12)		(12)
Unclaimed dividend	1	1				1		1
Change in fair value of put option	(4)	(4)				(4)		(4)
Share buyback programme	(652)	(652)	(4)		4	(652)		(652)
Dividend declared for the period	(1,129)	(1,066)				(1,066)		(1,066)	(63)
Ending balance at Dec. 31, 2022	£ 9,866	£ 8,139	£ 719	£ 1,351	£ 2,193	£ 3,876	£ (1,821)	£ 5,697	£ 1,727